Property and equipment detail, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Additions in equipment and building improvements	$ 1,553	$ 220	$ 21,814
Property And Equipment Net, Beginning Balance	21,659
Property And Equipment Net, Ending Balance	22,774	21,659
[EquipmentAndBuildingImprovementsMember]
Property, Plant and Equipment [Line Items]
Beginning Balance	22,552	22,332
Additions in equipment and building improvements	1,553	220
Ending Balance	24,105	22,552
Accumulated Depreciation, Property and Equipment, Beginning Balance	(893)	(490)
Depreciation for the year	(438)	(403)
Accumulated Depreciation, Property and Equipment, Ending Balance	(1,331)	(893)
Property And Equipment Net, Beginning Balance	21,659	21,842
Property And Equipment Net, Ending Balance	$ 22,774	$ 21,659